UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Growth Opportunities Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.7%

Information Technology — 18.7%
Alliance Data Systems Corp.*†	21,165	$5,564,913
Apple, Inc.	15,403	8,642,777
eBay, Inc.*	43,060	2,363,563
Facebook, Inc. - Class A*	50,480	2,759,237
Google, Inc. - Class A*	9,066	10,160,357
LinkedIn Corp. - Class A*	18,401	3,989,889
Qlik Technologies, Inc.*	91,580	2,438,775
QUALCOMM, Inc.	48,219	3,580,261
Salesforce.com, Inc.*	80,710	4,454,385
Visa, Inc. - Class A	29,670	6,606,916
		50,561,073
Health Care — 18.4%
Actavis PLC*	34,560	5,806,080
Alkermes PLC (Ireland)*	89,580	3,642,323
Amgen, Inc.	31,120	3,552,659
ArthroCare Corp.*	123,420	4,966,421
Bristol-Myers Squibb Co.	99,890	5,309,154
Celgene Corp.*	66,790	11,284,838
Cooper Cos., Inc. (The)	33,470	4,144,925
Cubist Pharmaceuticals, Inc.*	70,210	4,835,363
Thermo Fisher Scientific, Inc.	55,560	6,186,606
		49,728,369

Consumer Discretionary — 17.4%
Amazon.com, Inc.*	10,680	4,259,077
Best Buy Co., Inc.	97,200	3,876,336
BorgWarner, Inc.	51,020	2,852,528
Home Depot, Inc. (The)	54,470	4,485,060
Liberty Global PLC- Class A,
(United Kingdom)*	46,500	4,138,035
LKQ Corp.*	74,740	2,458,946
NVR, Inc.*	2,658	2,727,135
priceline.com, Inc.*	4,520	5,254,048
Restoration Hardware Holdings, Inc.*	37,275	2,508,608
Signet Jewelers Ltd. (Bermuda)	38,900	3,061,430
Starbucks Corp.	54,830	4,298,124
Walt Disney Co. (The)	56,640	4,327,296
Williams-Sonoma, Inc.	46,140	2,689,039
		46,935,662

Industrials — 12.8%
AMETEK, Inc.	63,710	3,355,606
B/E Aerospace, Inc.*	46,501	4,046,982
Caterpillar, Inc.	37,640	3,418,088
Danaher Corp.	57,190	4,415,068
Hexcel Corp.*	95,373	4,262,219
JB Hunt Transport Services, Inc.	30,580	2,363,833
Norfolk Southern Corp.	50,850	4,720,406
United Technologies Corp.	35,460	4,035,348
WESCO International, Inc.*†	41,620	3,790,333
		34,407,883

Financials — 10.4%
Alexander & Baldwin, Inc.	109,125	4,553,786
American International Group, Inc.	111,110	5,672,166
Ameriprise Financial, Inc.	45,240	5,204,862
CBRE Group, Inc. - Class A*	166,340	4,374,742
Raymond James Financial, Inc.	81,260	4,240,959
Starwood Property Trust, Inc. REIT	146,050	4,045,585
		28,092,100

Consumer Staples — 7.8%
B&G Foods, Inc.	105,690	3,583,948
Costco Wholesale Corp.	39,810	4,737,788
Hershey Co. (The)	50,300	4,890,669
Mondelez International, Inc. - Class A	144,410	5,097,673
Whole Foods Market, Inc.	49,220	2,846,393
		21,156,471

Energy — 6.6%
CONSOL Energy, Inc.	108,770	4,137,611
Halliburton Co.	73,480	3,729,110
National Oilwell Varco, Inc.	51,940	4,130,788
Suncor Energy, Inc. (Canada)	73,120	2,562,856
Valero Energy Corp.	63,340	3,192,336
		17,752,701

Materials — 4.6%
Eastman Chemical Co.	45,780	3,694,446
Monsanto Co.	42,340	4,934,727
PPG Industries, Inc.	20,270	3,844,408
		12,473,581
Total Common Stocks		$261,107,840

Investment Funds— 2.7%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	2,341,733	2,341,733
Touchstone Institutional Money Market
Fund, 0.01%^Ω	4,991,530	4,991,530
Total Investment Funds		$7,333,263

Total Investment Securities —99.4%
(Cost $202,973,797)		$268,441,103

Other Assets in Excess of Liabilities — 0.6%		1,693,210

Net Assets — 100.0%		$270,134,313

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $2,296,836.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

1

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Portfolio Abbreviation:

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$261,107,840	$—	$—	$261,107,840
Investment Funds	7,333,263	—	—	7,333,263
				$268,441,103

See accompanying Notes to Portfolios of Investments.

2

Portfolio of Investments
Touchstone Large Cap Growth Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.8%

Information Technology — 27.0%
Alliance Data Systems Corp.*†	153,710	$40,414,970
Fidelity National Information Services,
Inc.	473,700	25,428,216
FleetCor Technologies, Inc.*	189,800	22,238,866
LinkedIn Corp. - Class A*	123,900	26,865,237
Micron Technology, Inc.*	1,543,900	33,595,264
Qihoo 360 Technology Co. Ltd. ADR,
(China)*†	326,600	26,797,530
SouFun Holdings Ltd. ADR†	330,206	27,212,276
Visa, Inc. - Class A	171,254	38,134,841
Yahoo!, Inc.*	649,500	26,265,780
		266,952,980

Health Care — 26.9%
Actavis PLC*	198,300	33,314,400
AmerisourceBergen Corp.	554,600	38,993,926
Amgen, Inc.	141,700	16,176,472
Biogen Idec, Inc.*	106,325	29,744,419
Celgene Corp.*	144,900	24,482,304
CIGNA Corp.	233,800	20,452,824
Johnson & Johnson	152,500	13,967,475
McKesson Corp.	148,700	24,000,180
Mylan, Inc.*	610,300	26,487,020
Thermo Fisher Scientific, Inc.	347,000	38,638,450
		266,257,470
Industrials — 13.3%
3M Co.	199,900	28,035,975
B/E Aerospace, Inc.*	252,406	21,966,894
Delta Air Lines, Inc.	938,700	25,786,089
Raytheon Co.	358,030	32,473,321
Southwest Airlines Co.	1,234,000	23,248,560
		131,510,839

Consumer Discretionary — 12.5%
Lear Corp.	305,000	24,695,850
Lowe's Cos., Inc.	618,000	30,621,900
Melco Crown Entertainment Ltd. ADR*	559,100	21,927,902
Time Warner, Inc.	286,300	19,960,836
Tractor Supply Co.	334,700	25,966,026
		123,172,514

Consumer Staples — 6.5%
Clorox Co. (The)†	192,000	17,809,920
Hershey Co. (The)	200,480	19,492,670
Safeway, Inc.	811,900	26,443,583
		63,746,173

Financials — 4.9%
IntercontinentalExchange Group, Inc.	109,300	24,583,756
Principal Financial Group, Inc.	492,100	24,265,451
		48,849,207

Materials — 4.1%
Ecolab, Inc.	188,100	19,613,187
PPG Industries, Inc.	110,700	20,995,362
		40,608,549

Utilities — 2.1%
NiSource, Inc.	629,725	20,705,358

Telecommunication Services — 1.5%
SK Telecom Co. Ltd. ADR, (Korea)†	606,500	14,932,030
Total Common Stocks		$976,735,120

Investment Funds— 7.9%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	78,017,438	78,017,438
Touchstone Institutional Money Market
Fund, 0.01%^Ω	544,420	544,420
Total Investment Funds		$78,561,858

Total Investment Securities —106.7%
(Cost $838,396,454)		$1,055,296,978

Liabilities in Excess of Other Assets — (6.7%)		(66,174,936)

Net Assets — 100.0%		$989,122,042

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $76,692,275.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

ADR - American Depositary Receipt

3

Touchstone Large Cap Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$976,735,120	$—	$—	$976,735,120
Investment Funds	78,561,858	—	—	78,561,858
				$1,055,296,978

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments
Touchstone Mid Cap Growth Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.2%

Consumer Discretionary — 22.2%
Allison Transmission Holdings, Inc.	472,555	$13,047,244
AMC Networks, Inc. - Class A*	141,000	9,603,510
Discovery Communications, Inc. - Class
A*	80,030	7,236,313
Dollar General Corp.*	172,440	10,401,581
Fifth & Pacific Cos., Inc.*	165,920	5,321,054
GameStop Corp. - Class A†	201,020	9,902,245
GNC Holdings, Inc. - Class A	167,680	9,800,896
Jarden Corp.*	222,465	13,648,228
Liberty Global PLC- Class A (United
Kingdom)*	129,570	11,530,434
Mohawk Industries, Inc.*	107,660	16,030,574
Nordstrom, Inc.	126,710	7,830,678
NVR, Inc.*	8,769	8,997,082
PVH Corp.	74,310	10,107,646
Starwood Hotels & Resorts Worldwide,
Inc.	120,040	9,537,178
Tiffany & Co.	131,480	12,198,714
Wynn Resorts Ltd.	59,420	11,539,958
		166,733,335

Industrials — 18.3%
AMETEK, Inc.	295,340	15,555,558
Copart, Inc.*	113,110	4,145,482
Donaldson Co., Inc.	304,873	13,249,781
Generac Holdings, Inc.	134,330	7,608,451
IHS, Inc. - Class A*	94,320	11,290,104
JB Hunt Transport Services, Inc.	185,780	14,360,794
Lincoln Electric Holdings, Inc.	188,640	13,457,578
Masco Corp.	562,110	12,799,245
Nielsen Holdings N.V.	254,381	11,673,544
Norfolk Southern Corp.	146,720	13,620,018
Sensata Technologies Holding N.V.
(Netherlands)*	216,270	8,384,789
TransDigm Group, Inc.	68,115	10,967,877
		137,113,221

Health Care — 18.1%
Actavis PLC*	188,066	31,595,088
Alkermes PLC (Ireland)*	196,258	7,979,850
Cardinal Health, Inc.	201,980	13,494,284
Cooper Cos., Inc. (The)	113,374	14,040,236
Cubist Pharmaceuticals, Inc.*	178,160	12,269,879
ICON PLC (Ireland)*	176,250	7,122,262
IDEXX Laboratories, Inc.*†	135,290	14,390,797
Jazz Pharmaceuticals PLC (Ireland)*	89,525	11,330,284
Mettler-Toledo International, Inc.*	56,209	13,635,741
MWI Veterinary Supply, Inc.*	59,070	10,076,751
		135,935,172

Information Technology — 10.6%
Akamai Technologies, Inc.*	240,090	11,327,446
Alliance Data Systems Corp.*†	60,025	15,782,373
F5 Networks, Inc.*	38,110	3,462,675
Juniper Networks, Inc.*	672,620	15,181,033
LinkedIn Corp. - Class A*	46,776	10,142,440
NICE Systems Ltd. (Israel) ADR	228,653	9,365,628
Total System Services, Inc.	428,730	14,268,134
		79,529,729

Materials — 8.5%
Albemarle Corp.	99,080	6,280,681
Crown Holdings, Inc.*	175,297	7,812,987
Eastman Chemical Co.	123,564	9,971,615
FMC Corp.	171,490	12,940,635
MeadWestvaco Corp.	313,450	11,575,708
Vulcan Materials Co.	252,470	15,001,767
		63,583,393

Financials — 8.1%
Ameriprise Financial, Inc.	100,040	11,509,602
Aon PLC (United Kingdom)	160,060	13,427,433
CBRE Group, Inc. - Class A*	467,783	12,302,694
Regions Financial Corp.	1,134,640	11,221,590
Reinsurance Group of America, Inc.	157,200	12,168,852
		60,630,171

Energy — 7.4%
CONSOL Energy, Inc.	287,720	10,944,869
Ensco PLC- Class A (United Kingdom)	141,000	8,062,380
Tesoro Corp.	308,680	18,057,780
Valero Energy Corp.	228,650	11,523,960
Weatherford International Ltd.
(Switzerland)*	455,400	7,054,146
		55,643,135

Consumer Staples — 5.0%
Church & Dwight Co., Inc.	219,130	14,523,936
WhiteWave Foods Co. - Class A*	532,574	12,217,248
Whole Foods Market, Inc.	187,686	10,853,881
		37,595,065
Total Common Stocks		$736,763,221

Investment Funds— 7.1%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	39,166,619	39,166,619
Touchstone Institutional Money Market
Fund, 0.01%^Ω	13,960,403	13,960,402
Total Investment Funds		$53,127,021

Total Investment Securities —105.3%
(Cost $624,442,127)		789,890,242

Liabilities in Excess of Other Assets — (5.3%)		(39,772,555)

Net Assets — 100.0%		$750,117,687

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

5

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $38,486,867.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Invesments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$736,763,221	$—	$—	$736,763,221
Investment Funds	53,127,021	—	—	53,127,021
				$789,890,242

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments
Touchstone Focused Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.5%

Financials — 17.2%
Bank of America Corp.	3,036,133	$47,272,591
Bank of New York Mellon Corp. (The)	1,550,506	54,174,680
CME Group, Inc.	169,816	13,323,763
Goldman Sachs Group, Inc. (The)	286,907	50,857,135
		165,628,169

Industrials — 16.1%
AGCO Corp.	347,423	20,563,967
Alliant Techsystems, Inc.	232,401	28,278,554
Esterline Technologies Corp.*	319,687	32,595,287
II-VI, Inc.*	1,077,497	18,963,947
Joy Global, Inc.†	395,583	23,137,650
Kennametal, Inc.†	412,035	21,454,662
Universal Forest Products, Inc.	190,156	9,914,734
		154,908,801

Information Technology — 14.5%
Apple, Inc.	51,890	29,115,998
Avnet, Inc.	517,981	22,848,142
Google, Inc. - Class A*	36,555	40,967,554
Microsoft Corp.	600,448	22,474,769
Oracle Corp.	650,370	24,883,156
		140,289,619

Consumer Staples — 12.6%
CVS Caremark Corp.	274,150	19,620,916
Mondelez International, Inc. - Class A	1,264,463	44,635,544
Sysco Corp.	899,613	32,476,029
TESCO PLC ADR	1,444,973	24,333,345
		121,065,834
Health Care — 11.0%
Abbott Laboratories	857,052	32,850,803
Bio-Rad Laboratories, Inc. Class A*	150,589	18,614,306
Owens & Minor, Inc.†	765,706	27,994,211
WellPoint, Inc.	286,238	26,445,529
		105,904,849

Consumer Discretionary — 8.6%
Carnival Corp.	655,988	26,351,039
Helen of Troy Ltd.*	370,971	18,366,774
International Speedway Corp. - Class A	391,481	13,893,661
Royal Caribbean Cruises Ltd.	505,434	23,967,680
		82,579,154

Energy — 8.0%
Devon Energy Corp.	316,692	19,593,734
Halliburton Co.	337,630	17,134,722
National Oilwell Varco, Inc.	265,005	21,075,848
World Fuel Services Corp.	439,890	18,985,652
		76,789,956

Telecommunication Services — 6.0%
KDDI Corp. ADR	2,217,910	34,244,530
Orange SA ADR†	1,933,974	23,884,579
		58,129,109

Materials — 2.5%
Agrium, Inc.†	266,615	24,389,940
Total Common Stocks		$929,685,431

Investment Funds— 10.2%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	74,561,876	74,561,876
Touchstone Institutional Money Market
Fund, 0.01%^Ω	24,008,839	24,008,839
Total Investment Funds		$98,570,715

Total Investment Securities —106.7%
(Cost $850,818,873)		$1,028,256,146

Liabilities in Excess of Other Assets — (6.7%)		(64,254,918)

Net Assets — 100.0%		$964,001,228

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $73,288,886.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

7

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$929,685,431	$—	$—	$929,685,431
Investment Funds	98,570,715	—	—	98,570,715
				$1,028,256,146

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments
Flexible Income Fund – December 31, 2013 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds— 29.8%

	Financials — 13.7%
$375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	$484,337
2,000,000	American Tower Corp.,
	4.500%, 1/15/18	2,142,526
1,240,000	BioMed Realty LP, 3.850%, 4/15/16	1,294,760
1,750,000	Charles Schwab Corp. (The),
	7.000%, 2/28/49(B)	1,939,000
2,101,000	DDR Corp. MTN, 7.500%, 7/15/18	2,500,318
2,666,623	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust,
	144a, 6.500%, 5/30/21	2,677,943
1,850,000	Export-Import Bank of Korea,
	4.375%, 9/15/21	1,929,672
1,650,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	1,775,017
3,900,000	General Electric Capital Corp., Ser A,
	7.125%, 12/15/49(B)	4,358,250
2,050,000	JPMorgan Chase & Co.,
	7.900%, 4/29/49(B)	2,260,125
2,500,000	PNC Financial Services Group, Inc.,
	4.459%, 5/29/49(B)	2,493,750
1,625,000	PNC Financial Services Group, Inc.,
	6.750%, 7/29/49(B)	1,690,812
2,350,000	Prudential Financial, Inc.,
	5.875%, 9/15/42(B)	2,388,188
4,475,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(B)	4,989,625
		32,924,323

	Industrials — 7.0%
2,510,000	Asciano Finance Ltd., 144a,
	3.125%, 9/23/15	2,566,801
2,000,000	B/E Aerospace, Inc., 5.250%, 4/1/22	2,030,000
3,075,000	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	3,059,625
2,881,352	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	3,198,300
1,750,000	Hutchison Whampoa International 11
	Ltd., 144a, 3.500%, 1/13/17	1,826,419
2,145,000	Stanley Black & Decker, Inc.,
	5.750%, 12/15/53(B)†	2,257,612
1,743,994	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	1,770,154
		16,708,911

	Consumer Discretionary — 4.2%
1,250,000	Dana Holding Corp., 6.500%, 2/15/19	1,328,125
956,000	Lear Corp., 7.875%, 3/15/18	1,001,410
970,000	MGM Resorts International,
	4.250%, 4/15/15	1,333,750
2,650,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	2,650,000
2,000,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	2,070,000
250,000	United States Cellular Corp.,
	6.700%, 12/15/33	236,989
1,464,000	Visteon Corp., 6.750%, 4/15/19	1,555,500
		10,175,774

	Energy — 2.8%
2,450,000	DCP Midstream LLC, 144a,
	5.850%, 5/21/43(B)	2,278,500
1,800,000	Enbridge Energy Partners LP,
	4.200%, 9/15/21	1,811,009
1,500,000	Kinder Morgan Energy Partners LP,
	3.950%, 9/1/22	1,461,690
1,000,000	Petroleos Mexicanos, 5.500%, 1/21/21	1,075,000
		6,626,199

	Materials — 1.1%
785,000	FMG Resources August 2006 Pty Ltd.,
	144a, 7.000%, 11/1/15	814,438
2,000,000	Freeport-Mcmoran Copper & Gold,
	Inc., 3.550%, 3/1/22	1,900,800
		2,715,238

	Utilities — 1.0%
1,000,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(B)	1,020,000
875,000	SSE PLC MTN (GBP), 5.453%, 9/29/49(B)	1,498,170
		2,518,170
	Total Corporate Bonds	$71,668,615

	Sovereign Government Obligations — 9.9%
1,870,000	Brazil Notas do Tesouro Nacional Serie
	F (BRL), 10.000%, 1/1/14	792,625
1,900,000	Brazil Notas do Tesouro Nacional Serie
	F (BRL), 10.000%, 1/1/17	761,304
67,320,000	Mexican Bonos (MXN),
	6.250%, 6/16/16	5,414,273
4,300,000	New Zealand Government Bond
	(NZD), 6.000%, 12/15/17	3,798,017
7,500,000	Poland Government Bond (PLN),
	5.000%, 4/25/16	2,586,849
3,700,000	Province of British Columbia (CAD),
	5.300%, 6/18/14	3,550,015
850,000	Province of New Brunswick Canada
	(CAD), 4.300%, 12/3/15	845,823
4,500,000	Province of Ontario Canada (CAD),
	1.900%, 9/8/17	4,226,886
1,800,000	South Australian Government
	Financing Authority (AUD),
	5.750%, 9/20/17	1,736,203
	Total Sovereign Government Obligations	$23,711,995

	Agency Collateralized Mortgage
	Obligations — 5.3%
1,273,799	FHLMC REMIC, Ser 2638 Class ST,
	7.483%, 2/15/18(B)	35,108

9

Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Agency Collateralized Mortgage
	Obligations — 5.3% (Continued)
$2,786,965	FHLMC REMIC, Ser 3199 Class DS,
	6.983%, 8/15/36(B)	$518,243
3,579,503	FNMA REMIC, Ser 2008-60 Class SA,
	6.335%, 7/25/38(B)	472,831
15,994,857	GNMA, Ser 2010-66 Class IO,
	1.214%, 6/16/52(B)	842,225
14,167,205	GNMA, Ser 2011-126 Class IO,
	1.578%, 4/16/53(B)	1,042,225
8,780,521	GNMA, Ser 2011-64 Class IX,
	0.742%, 10/16/44(B)	496,986
15,345,142	GNMA, Ser 2011-78, Class IX,
	1.202%, 8/16/46(B)	987,168
5,341,813	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37	712,943
29,254,993	GNMA, Ser 2012-22, Class IO,
	1.594%, 10/16/53(B)	2,217,938
12,575,148	GNMA, Ser 2012-27 Class IO,
	1.316%, 4/16/53(B)	860,543
19,391,027	GNMA, Ser 2012-33 Class IO,
	1.343%, 6/16/52(B)	1,360,785
17,192,519	GNMA, Ser 2012-46 Class IO,
	1.392%, 9/16/53(B)	1,195,482
15,108,729	GNMA, Ser 2012-67 Class IO,
	1.514%, 10/16/53(B)	1,241,394
9,796,655	GNMA, Ser 2012-86 Class IO,
	1.287%, 12/16/53(B)	746,417
	Total Agency Collateralized
	Mortgage Obligations	$12,730,288

	Commercial Mortgage-Backed Securities — 4.4%
2,300,000	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR8, Ser
	2005-PWR8, Class AJ,
	4.750%, 6/11/41	2,381,652
1,575,000	JP Morgan Chase Commercial
	Mortgage Securities Trust
	2005-LDP3, Ser 2005-LDP3, Class C,
	5.093%, 8/15/42(B)	1,617,818
849,122	Morgan Stanley Mortgage Loan Trust
	Ser 2004-7AR, Class 2A6,
	2.462%, 9/25/34(B)	832,753
2,530,000	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.847%, 4/15/35(B)	2,587,342
684,174	Nomura Asset Acceptance Corp.
	Alternative Loan Trust Series
	2005-AR4, 4.186%, 8/25/35(B)	664,494
2,375,000	Wachovia Bank Commercial Mortgage
	Trust Series 2006-C23,
	5.466%, 1/15/45(B)	2,558,740
	Total Commercial
	Mortgage-Backed Securities	$10,642,799

	Asset-Backed Securities — 2.4%
723,324	ACS Pass Through Trust, Ser 2006-1A,
	Class G1, 144a, 0.437%, 6/20/31(B)	671,788
1,121,196	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)	1,190,033
1,194,057	Countrywide Asset-Backed
	Certificates, Ser 2007-1, Class 2A2,
	0.265%, 7/25/37(B)	1,137,806
930,000	Ford Credit Auto Owner Trust 2013-A,
	1.860%, 8/15/19	920,837
840,804	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	900,610
866,687	RAMP Trust, Ser 2003-RZ5, Class A7,
	4.970%, 9/25/33(C)	896,371
	Total Asset-Backed Securities	$5,717,445

	U.S. Government Mortgage-Backed
	Obligations — 1.5%
50,120	FHLMC, Pool #972110,
	2.350%, 10/1/32(B)	50,616
152,932	FHLMC, Pool #G03170, 6.500%, 8/1/37	169,941
168,408	FHLMC, Pool #G12780, 6.500%, 9/1/22	188,686
24,907	FNMA, Pool #738900,
	2.560%, 7/1/18(B)	24,846
236,061	FNMA, Pool #844415, 5.500%, 10/1/35	259,511
1,079,543	FNMA, Pool #AB1952, 4.000%, 12/1/40	1,114,546
780,858	FNMA, Pool #AB1953, 4.000%, 12/1/40	805,951
904,001	FNMA, Pool #AB3387, 4.000%, 8/1/41	933,098
	Total U.S. Government
	Mortgage-Backed Obligations	$3,547,195

	Term Loan— 1.1%

	Financials — 1.1%
2,710,000	VML US Finance LLC Loan Tranche
	Term Loan, 11/15/16(D)	2,691,030

	Non-Agency Collateralized Mortgage
	Obligations — 0.7%
225,097	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(C)	234,522
604,290	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	619,448
8,632	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.227%, 12/25/32(B)	8,808
426,413	RALI Trust, Series 2004-QS6 Class A1,
	5.000%, 5/25/19	434,027
437,702	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X Class
	1A5, 2.615%, 11/25/34(B)	438,096
4,567	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2006-3 Class A1,
	5.500%, 3/25/36	4,557
	Total Non-Agency Collateralized
	Mortgage Obligations	$1,739,458

10

Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Preferred Stocks— 30.1%

	Financials — 22.3%
38,000	Aegon N.V. (Netherlands), 6.38%	$889,580
54,000	Alexandria Real Estate Equities, Inc.,
	Ser E REIT, 6.45%	1,144,800
36,900	Allstate Corp. (The), 6.75%	946,485
71,500	American Capital Agency Corp., 8.00%	1,805,375
79,250	American Financial Group, Inc., 7.00%	2,027,215
107,000	Arch Capital Group Ltd., Ser C
	(Bermuda), 6.75%	2,453,510
86,750	Aviva PLC (United Kingdom), 8.25%	2,376,950
53,450	Citigroup Capital XIII, 7.88%(B)	1,456,512
46,000	Citigroup, Inc., 6.88%(B)	1,165,640
50,000	Corporate-Backed Trust Certificates,
	Ser AIG, 6.13%	1,098,500
93,629	Countrywide Capital V, 7.00%	2,373,495
110,600	Digital Realty Trust, Inc., Ser E REIT,
	7.00%	2,401,126
35,700	Duke Realty Corp. REIT, 6.50%	812,175
142,555	Endurance Specialty Holdings Ltd., Ser
	B (Bermuda), 7.50%	3,608,067
1,000	First Tennessee Bank NA, 144a,
	3.75%(B)	721,250
66,880	Kimco Realty Corp., Ser H REIT, 6.90%†	1,592,413
80,000	Kimco Realty Corp., Ser I REIT, 6.00%	1,669,600
87,000	Lloyds Banking Group PLC (United
	Kingdom), 7.75%	2,318,550
43,779	Merrill Lynch Preferred Capital Trust III,
	7.00%	1,100,166
96,000	Morgan Stanley, 6.88%(B)†	2,402,880
29,000	Morgan Stanley, 7.13%(B)	758,060
21,000	PNC Financial Services Group, Inc., Ser
	P, 6.13%(B)	530,249
46,000	PS Business Parks, Inc., Ser S REIT,
	6.45%	1,005,100
67,000	PS Business Parks, Inc., Ser U REIT,
	5.75%	1,296,450
30,000	Public Storage, Ser P REIT, 6.35%	700,500
72,000	Public Storage REIT, 5.90%	1,555,200
62,925	Public Storage REIT, 6.50%†	1,495,098
82,800	Realty Income Corp., Ser F REIT, 6.63%	1,981,404
88,000	Regency Centers Corp., Ser 6 REIT,
	6.63%	1,909,600
28,500	Stifel Financial Corp., 6.70%	730,740
73,200	US Bancorp, Ser F, 6.50%(B)	1,925,160
78,400	US Bancorp, Ser G, 6.00%(B)†	2,145,808
94,275	Vornado Realty LP REIT, 7.88%	2,450,207
26,000	Vornado Realty Trust, Ser J REIT, 6.88%	625,560
		53,473,425

	Utilities — 5.2%
35,000	Alabama Power Co., 6.45%	910,000
56,480	Dominion Resources, Inc. VA, 6.13%	3,056,698
31,000	DTE Energy Co., 6.50%	749,580
21,000	Entergy Louisiana LLC, 6.00%	505,889
20,000	Entergy Louisiana LLC, 5.88%	483,799
84,000	Entergy Mississippi, Inc., 6.00%	2,004,240
20,000	Georgia Power Co., Ser 07-A, 6.50%	2,008,000
27,288	Southern California Edison Co.,
	5.07%(B)	$2,752,677
		12,470,883

	Industrials — 1.8%
127,100	Seaspan Corp. (Marshall Islands),
	9.50%†	3,354,169
13,650	United Technologies Corp., 7.50%†	893,666
		4,247,835

	Consumer Discretionary — 0.8%
87,442	Telephone & Data Systems, Inc., 6.88%	1,979,687
	Total Preferred Stocks	$72,171,830

	Common Stocks— 12.0%

	Financials — 2.4%
42,682	Charles Schwab Corp. (The)	1,109,732
59,000	Home Loan Servicing Solutions Ltd.	1,355,230
89,364	Starwood Property Trust, Inc. REIT	2,475,383
93,142	Two Harbors Investment Corp. REIT	864,358
		5,804,703

	Health Care — 2.0%
29,112	Covidien PLC (Iran)	1,982,527
38,017	Pfizer, Inc.	1,164,461
23,029	Roche Holding AG ADR	1,616,636
		4,763,624

	Energy — 1.9%
59,027	BP PLC ADR	2,869,302
17,416	Occidental Petroleum Corp.	1,656,262
		4,525,564

	Industrials — 1.6%
16,642	Eaton Corp. PLC	1,266,789
15,140	Honeywell International, Inc.	1,383,342
4,252	Lockheed Martin Corp.,	632,102
6,829	Ryder System, Inc.	503,844
		3,786,077

	Consumer Discretionary — 1.3%
76,234	General Motors Co.,*	3,115,684

	Utilities — 1.2%
56,220	PPL Corp.	2,972,914

	Materials — 0.9%
7,947	Compass Minerals International, Inc.	636,157
16,905	International Paper Co.,	828,852
5,366	Monsanto Co.	625,407
		2,090,416

	Telecommunication Services — 0.5%
29,100	BCE, Inc. (Canada)	1,259,739

11

Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Common Stocks — 12.0% (Continued)

	Information Technology — 0.2%
8,000	QUALCOMM, Inc.	$594,000
	Total Common Stocks	$28,912,721

	Investment Funds— 4.6%
135,400	American Income Fund, Inc.	992,482
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund	448,871
7,192,795	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.03%**Ω	7,192,795
2,392,544	Touchstone Institutional Money
	Market Fund, 0.01%^Ω	2,392,544
	Total Investment Funds	$11,026,692

Total Investment Securities —101.8%
(Cost $244,648,590)	244,560,068

Liabilities in Excess of Other Assets — (1.8%)	(4,399,634)

Net Assets — 100.0%	$240,160,434

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2013.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at December 31, 2013.

(D)	This security has not settled. Full contract rates do not take effect until settlement date.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $7,043,918.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GBP - British Pound

GNMA - Government National Mortgage Association

JPY - Japanese Yen

LLC - Limited Liability Company

MTN - Medium Term Note

MXN - Mexican Peso

NZD - New Zealand Dollar

PLC - Public Limited Company

PLN - Polish Zloty

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013 these securities were valued at $11,557,139 or 4.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

12

Flexible Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$71,668,615	$—	$71,668,615
Sovereign Government Obligations	—	23,711,995	—	23,711,995
Agency Collateralized Mortgage Obligations	—	12,730,288	—	12,730,288
Commercial Mortgage-Backed Securities	—	10,642,799	—	10,642,799
Asset-Backed Securities	—	5,717,445	—	5,717,445
U.S. Government Mortgage-Backed Obligations	—	3,547,195	—	3,547,195
Term Loan	—	2,691,030	—	2,691,030
Non-Agency Collateralized Mortgage Obligations	—	1,739,458	—	1,739,458
Preferred Stocks	72,171,830	—	—	72,171,830
Common Stocks	28,912,721	—	—	28,912,721
Investment Funds	11,026,692	—	—	11,026,692
				$244,560,068

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments***
Assets:
Forward Currency Contracts	$—	$196,273	$—	$196,273
				$196,273
Liabilities:
Forward Currency Contract	$—	$(25,639)	$—	$(25,639)
				$(25,639)

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

13

Flexible Income Fund (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
BNY Mellon	01/21/2014	USD	3,663,694	JPY	366,550,000	$182,662
BNY Mellon	02/19/2014	USD	4,205,470	CAD	4,500,000	(25,639)
BNY Mellon	02/19/2014	USD	3,838,063	NZD	4,670,000	13,611
						$170,634

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments
Touchstone International Value Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.8%

United Kingdom — 19.5%
Anglo American PLC	56,398	$1,232,784
Barclays PLC	322,263	1,451,272
BP PLC	458,746	3,707,541
Dairy Crest Group PLC	225,847	2,019,564
DS Smith PLC	575,628	3,164,676
Glaxosmithkline PLC	83,800	2,236,267
Imperial Tobacco Group PLC	94,139	3,644,714
National Grid PLC	247,505	3,229,680
Royal Dutch Shell PLC - Class A	88,422	3,151,151
		23,837,649

Switzerland — 13.4%
ABB Ltd.	65,572	1,733,725
ABB Ltd. ADR†	31,400	833,984
Credit Suisse Group AG	88,356	2,726,965
Helvetia Holding AG	1,877	942,289
Lonza Group AG	21,300	2,024,207
Novartis AG	50,549	4,051,471
Swiss Life Holding AG	8,600	1,787,938
Zurich Insurance Group AG	8,062	2,338,497
		16,439,076

Japan — 10.5%
Amada Co. Ltd.	355,000	3,135,122
Canon, Inc.	73,900	2,358,030
ITOCHU Corp.	209,700	2,592,445
Mabuchi Motor Co. Ltd.	42,100	2,505,237
Sumitomo Corp.	165,100	2,074,998
Yokogawa Electric Corp.	15,200	233,697
		12,899,529

Netherlands — 8.0%
Aegon N.V.	340,900	3,218,126
Delta Lloyd N.V.	128,400	3,186,595
ING Groep NV*	246,243	3,421,453
		9,826,174

Norway — 6.2%
DNB ASA	179,101	3,214,533
Marine Harvest ASA	1,363,970	1,663,801
Orkla ASA	212,867	1,663,849
Seadrill Ltd.†	21,400	879,112
Seadrill Ltd.	3,048	124,921
		7,546,216

France — 5.3%
Casino Guichard Perrachon SA	24,131	2,780,924
Sanofi	35,425	3,758,393
		6,539,317

Germany — 5.2%
Daimler AG	42,100	3,653,641
Deutsche Boerse AG	32,606	2,702,200
		6,355,841
Singapore — 4.4%
Jardine Cycle & Carriage Ltd.	100,000	2,848,766
United Overseas Bank Ltd.	149,000	2,507,833
		5,356,599

Denmark — 4.1%
Danske Bank A/S*	108,525	2,493,001
TDC A/S	266,500	2,586,281
		5,079,282

Italy — 3.2%
Eni SpA	70,291	1,698,494
Snam SpA	389,108	2,174,873
		3,873,367

South Korea — 3.2%
Hankook Tire Co. Ltd.	28,000	1,613,388
Shinhan Financial Group Co. Ltd.	49,950	2,242,497
		3,855,885

Spain — 2.5%
Banco Santander SA	343,388	3,073,438

Austria — 2.3%
Erste Group Bank AG	80,800	2,816,732

Ireland — 2.1%
CRH PLC	103,300	2,605,251

Brazil — 2.0%
Brookfield Incorporacoes SA*	519,900	253,422
Embraer SA ADR	66,700	2,146,406
		2,399,828

United States — 1.5%
Joy Global, Inc.†	16,100	941,689
Philip Morris International, Inc.	10,700	932,291
		1,873,980

Hong Kong — 1.3%
Guangdong Investment Ltd.	372,700	364,322
Yue Yuen Industrial Holdings Ltd.	376,300	1,256,873
		1,621,195

Luxembourg — 1.2%
Arcelormittal	81,888	1,461,119

India — 1.1%
Tata Motors Ltd. ADR†	42,700	1,315,160

Israel — 1.0%
Teva Pharmaceutical Industries Ltd.
ADR, (Israel)	31,800	1,274,544

Cayman Islands — 0.5%
Dongyue Group	1,571,500	622,172

15

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.8% (Continued)

Indonesia — 0.3%
Telekomunikasi Indonesia Persero Tbk
PT	1,951,800	$345,447
Total Common Stocks		$121,017,801

Investment Funds— 3.5%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	2,838,050	2,838,050
Touchstone Institutional Money Market
Fund, 0.01%^Ω	1,394,345	1,394,345
Total Investment Funds		$4,232,395

Total Investment Securities —102.3%
(Cost $110,817,911)		$125,250,196

Liabilities in Excess of Other Assets — (2.3%)		(2,772,556)

Net Assets — 100.0%		$122,477,640

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $2,790,878.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United Kingdom	$23,837,649	$—	$—	$23,837,649
Switzerland	833,984	15,605,092	—	16,439,076
Japan	—	12,899,529	—	12,899,529
Netherlands	9,826,174	—	—	9,826,174
Norway	879,112	6,667,104	—	7,546,216
France	6,539,317	—	—	6,539,317
Germany	—	6,355,841	—	6,355,841
Singapore	5,356,599	—	—	5,356,599
Denmark	—	5,079,282	—	5,079,282
Italy	—	3,873,367	—	3,873,367
South Korea	—	3,855,885	—	3,855,885
Spain	3,073,438	—	—	3,073,438
Austria	—	2,816,732	—	2,816,732
Ireland	2,605,251	—	—	2,605,251
Brazil	2,399,828	—	—	2,399,828
United States	1,873,980	—	—	1,873,980
Hong Kong	1,621,195	—	—	1,621,195
Luxembourg	1,461,119	—	—	1,461,119
India	1,315,160	—	—	1,315,160
Israel	1,274,544	—	—	1,274,544
Cayman Islands	622,172	—	—	622,172
Indonesia	—	345,447	—	345,447
Investment Funds	4,232,395	—	—	4,232,395
				$125,250,196

At December 31, 2013, securities valued at $46,414,055 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to the closure of foreign markets.

16

Touchstone International Value Fund (Unaudited) (Continued)

% of Net
Industry Allocation	Assets

Financials	31.1%
Industrials	14.4%
Health Care	10.9%
Consumer Staples	9.0%
Consumer Discretionary	9.0%
Energy	7.8%
Materials	7.4%
Utilities	4.7%
Telecommunication Services	2.4%
Information Technology	2.1%
Investment Funds	3.5%
Other Assets/Liabilities (Net)	(2.3)%
Total	100.0%

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments
Touchstone Small Cap Growth Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 95.0%

Information Technology — 21.4%
AOL, Inc.*	17,351	$808,904
Entegris, Inc.*	55,502	643,823
Euronet Worldwide, Inc.*	22,938	1,097,583
FEI Co.	11,157	996,990
Finisar Corp.*	26,108	624,503
Heartland Payment Systems, Inc.†	32,374	1,613,520
IAC/InterActiveCorp	11,062	759,849
InterXion Holding NV (Netherlands)*	21,925	517,649
MAXIMUS, Inc.	18,761	825,296
Mentor Graphics Corp.	44,600	1,073,522
Open Text Corp. (Canada)	9,692	891,276
Power Integrations, Inc.	11,110	620,160
PTC, Inc.*	19,554	692,016
Semtech Corp.*	25,097	634,452
Syntel, Inc.	11,142	1,013,365
Ultratech, Inc.*	13,709	397,561
ViaSat, Inc.*	13,605	852,353
Virtusa Corp.*	21,328	812,384
		14,875,206

Consumer Discretionary — 18.5%
ANN, Inc.*	12,665	463,032
Arctic Cat, Inc.	12,449	709,344
Cabela's, Inc.*	12,457	830,384
Caesars Acquisition Co. - Class A*	32,157	387,813
Caesars Entertainment Corp.*†	31,581	680,255
Cracker Barrel Old Country Store, Inc.	14,099	1,551,877
Dana Holding Corp.	34,317	673,300
Dillard's, Inc. - Class A	13,812	1,342,665
Iconix Brand Group, Inc.*	24,181	959,986
Lithia Motors, Inc. - Class A	32,007	2,221,926
Overstock.com, Inc.*†	22,311	686,956
Pinnacle Entertainment, Inc.*	25,257	656,429
Thor Industries, Inc.	15,509	856,562
Visteon Corp.*	10,249	839,291
		12,859,820

Health Care — 17.3%
ABIOMED, Inc.*	30,214	807,922
Air Methods Corp.*	14,559	849,226
Akorn, Inc.*	34,362	846,336
Centene Corp.*	11,458	675,449
Charles River Laboratories International, Inc.*	25,185	1,335,812
DexCom, Inc.*	21,693	768,149
Hanger, Inc.*	8,584	337,695
ICON PLC (Ireland)*	24,117	974,568
Isis Pharmaceuticals, Inc.*	24,888	991,538
Keryx Biopharmaceuticals, Inc.*†	23,065	298,692
MedAssets, Inc.*	24,635	488,512
PerkinElmer, Inc.	21,280	877,374
Salix Pharmaceuticals Ltd.*	11,007	989,970
Santarus, Inc.*	28,525	911,659
WuXi PharmaTech Cayman, Inc. ADR*	22,286	855,337
		12,008,239

Industrials — 14.0%
Astronics Corp.*	11,688	596,087
Astronics Corp. - Class B*	2,548	129,311
AZZ, Inc.	12,888	629,708
Chart Industries, Inc.*	4,711	450,560
DXP Enterprises, Inc.*	7,078	815,386
EnerSys, Inc.	12,425	870,868
Hexcel Corp.*	19,144	855,545
Kirby Corp.*	12,824	1,272,782
Lindsay Corp.†	8,512	704,368
Middleby Corp.*	3,013	723,030
On Assignment, Inc.*	18,666	651,817
Portfolio Recovery Associates, Inc.*	10,203	539,127
Primoris Services Corp.	18,315	570,146
Valmont Industries, Inc.	5,868	875,036
		9,683,771

Financials — 12.9%
Amtrust Financial Services, Inc.†	17,487	571,650
BOK Financial Corp.	9,548	633,223
CBOE Holdings, Inc.	20,220	1,050,631
City National Corp.	12,655	1,002,529
E-House China Holdings Ltd. ADR	23,321	351,681
Evercore Partners, Inc. - Class A	20,156	1,204,926
HFF, Inc. - Class A*	49,533	1,329,961
Interactive Brokers Group, Inc. - Class A	32,095	781,192
MarketAxess Holdings, Inc.	6,942	464,212
Virtus Investment Partners, Inc.*	5,112	1,022,656
WisdomTree Investments, Inc.*	28,999	513,572
		8,926,233

Energy — 5.7%
Carrizo Oil & Gas, Inc.*	22,141	991,253
EPL Oil & Gas, Inc.*	16,442	468,597
Kodiak Oil & Gas Corp. (Canada)*	52,798	591,866
Matrix Service Co.*	25,121	614,711
W&T Offshore, Inc.	23,288	372,607
Western Refining, Inc.†	21,192	898,753
		3,937,787

Consumer Staples — 2.7%
Casey's General Stores, Inc.	8,472	595,157
Revlon, Inc. - Class A*	22,786	568,739
United Natural Foods, Inc.*	9,317	702,409
		1,866,305

Materials — 2.5%
KapStone Paper and Packaging Corp.*	16,849	941,185
Silgan Holdings, Inc.	16,905	811,778
		1,752,963
Total Common Stocks		$65,910,324

18

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds— 11.6%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	3,995,122	$3,995,122
Touchstone Institutional Money Market
Fund, 0.01%^Ω	4,020,175	4,020,175
Total Investment Funds		$8,015,297

Total Investment Securities —106.6%
(Cost $62,303,299)		$73,925,621

Liabilities in Excess of Other Assets — (6.6%)		(4,562,901)

Net Assets — 100.0%		$69,362,720

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $3,942,099.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$65,910,324	$—	$—	$65,910,324
Investment Funds	8,015,297	—	—	8,015,297
				$73,925,621

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments
Touchstone Small Company Value Fund – December 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.5%

Financials — 27.0%
Astoria Financial Corp.	42,540	$588,328
Brookline Bancorp, Inc.	71,820	687,317
Capitol Federal Financial, Inc.	59,195	716,851
Capstead Mortgage Corp. REIT	40,620	490,690
Chemical Financial Corp.	13,780	436,413
CVB Financial Corp.	24,550	419,068
Dime Community Bancshares, Inc.	10,915	184,682
First Financial Bancorp	41,825	729,010
Hancock Holding Co.	20,849	764,741
Hercules Technology Growth Capital,
Inc.	2	33
Iberiabank Corp.	9,880	620,958
Infinity Property & Casualty Corp.	10,920	783,510
National Bank Holdings Corp. - Class A	21,050	450,470
National Penn Bancshares, Inc.	27,660	313,388
New Residential Investment Corp. REIT	108,595	725,415
Northfield Bancorp, Inc.	16,590	218,988
Northwest Bancshares, Inc.	10,300	152,234
Old National Bancorp.	22,890	351,819
Oritani Financial Corp.	12,080	193,884
Summit Hotel Properties, Inc. REIT	42,630	383,670
Susquehanna Bancshares, Inc.	48,000	616,320
UMB Financial Corp.	4,900	314,972
Washington Federal, Inc.	14,565	339,219
Washington Real Estate Investment
Trust REIT	8,850	206,736
Westamerica Bancorporation†	11,370	641,950
		11,330,666

Industrials — 19.0%
ABM Industries, Inc.	27,360	782,222
Acacia Research Corp.†	38,340	557,464
Astec Industries, Inc.	10,940	422,612
Briggs & Stratton Corp.	3,200	69,632
Forward Air Corp.	12,090	530,873
General Cable Corp.	13,620	400,564
Granite Construction, Inc.	33,205	1,161,511
Knight Transportation, Inc.	28,710	526,541
Quanex Building Products Corp.	32,270	642,818
Regal-Beloit Corp.	9,965	734,620
Resources Connection, Inc.	44,440	636,825
Ritchie Bros Auctioneers, Inc. (Canada)†	38,635	885,901
Simpson Manufacturing Co., Inc.	17,390	638,735
		7,990,318

Information Technology — 12.8%
ADTRAN, Inc.	16,810	454,038
Brooks Automation, Inc.	60,930	639,156
Cohu, Inc.	30,320	318,360
Diebold, Inc.	23,755	784,153
Intersil Corp.- Class A	54,460	624,656
Micrel, Inc.	97,881	966,085
MKS Instruments, Inc.	23,920	716,165
Tessera Technologies, Inc.	44,240	871,970
		5,374,583

Consumer Discretionary — 12.3%
Abercrombie & Fitch Co. - Class A	24,080	792,473
Chico's FAS, Inc.	39,760	749,078
Ethan Allen Interiors, Inc.	21,815	663,612
Finish Line, Inc. (The) - Class A	13,110	369,309
Guess?, Inc.	12,950	402,356
Jones Group, Inc. (The)	35,375	529,210
MDC Holdings, Inc.*	28,285	911,908
Regis Corp.	19,855	288,096
Stage Stores, Inc.	19,660	436,845
		5,142,887

Utilities — 8.3%
California Water Service Group	19,180	442,483
Hawaiian Electric Industries, Inc.	23,530	613,192
Laclede Group, Inc. (The)	4,440	202,198
Northwest Natural Gas Co.	13,225	566,294
Piedmont Natural Gas Co., Inc.	6,990	231,788
Portland General Electric Co.	22,675	684,785
UIL Holdings Corp.	19,730	764,538
		3,505,278

Energy — 6.8%
Comstock Resources, Inc.	23,180	423,962
Delek U.S. Holdings, Inc.	25,935	892,423
Precision Drilling Corp. (Canada)	33,830	316,987
Tidewater, Inc.	8,845	524,243
Tsakos Energy Navigation Ltd. (Greece)	37,870	227,599
Western Refining, Inc.†	10,800	458,028
		2,843,242

Materials — 5.7%
Cabot Corp.	16,565	851,441
Haynes International, Inc.	3,480	192,235
Kronos Worldwide, Inc.	39,090	744,664
Tronox Ltd.- Class A†	26,090	601,896
		2,390,236

Consumer Staples — 2.9%
Dean Foods Co.*	26,400	453,816
Universal Corp.†	14,200	775,320
		1,229,136

Health Care — 2.7%
Quality Systems, Inc.	20,565	433,099
STERIS Corp.	8,795	422,600
Techne Corp.	2,870	271,704
		1,127,403
Total Common Stocks		$40,933,749

20

Touchstone Small Company Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds— 11.7%
Invesco Government & Agency
Portfolio, Institutional Class, 0.03%**Ω	3,945,790	$3,945,790
Touchstone Institutional Money Market
Fund, 0.01%^Ω	946,239	946,239
Total Investment Funds		$4,892,029

Total Investment Securities —109.2%
(Cost $40,705,715)		$45,825,778

Liabilities in Excess of Other Assets — (9.2%)		(3,856,702)

Net Assets — 100.0%		$41,969,076

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $3,866,280.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Informations:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$40,933,749	$—	$—	$40,933,749
Investment Funds	4,892,029	—	—	4,892,029
				$45,825,778

See accompanying Notes to Portfolios of Investments.

21

Notes to Portfolios of Investments
December 31, 2013 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation.The Funds did not hold any Level 3 categorized securities during the period ended December 31, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolios of Investments for the International Value Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated to U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular

22

Notes to Portfolios of Investments (Unaudited) (Continued)

trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees.

The Funds may use fair value pricing under the following circumstances, among others:

•   If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•   If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•   If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•   If the validity of market quotations is not reliable.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Options— The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into

23

Notes to Portfolios of Investments (Unaudited) (Continued)

option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of December 31, 2013, the Funds had no written and purchased options.

Futures Contracts— A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of December 31, 2013, the Funds did not hold any future contracts.

Swap Contracts— The Funds may enter into swap transactions, which are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

24

Notes to Portfolios of Investments (Unaudited) (Continued)

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Swaps other than security-based swaps are included in the definition of “commodity interests” under the Commodity Exchange Act (the “CEA”). Under recent amendments to Rule 4.5 under the CEA, a Fund may be considered a commodity pool if it trades more than a de minimis amount of commodity interests (including swaps). Under such circumstances, the Fund and its investment advisor may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”). None of the Touchstone Funds intends to trade above the de minimis limitation, and the Funds’ investment advisor has claimed an exemption from registering with the CFTC.

A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a referenced debt obligation. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds.

As the protection buyer in a credit default swap, a Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans to the protection seller and receive the par (or other agreed-upon) value upon default or similar events by the issuer of the underlying reference obligation. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default or similar event. In addition, when the Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default or similar event by the issuer of the underlying reference obligation.

A Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default or similar event by the third-party issuer of the underlying reference obligation. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. Consistent with SEC staff guidance, if a Fund sells a credit default swap it will segregate assets equal to the full notional amount of the swap in order to cover its obligations under the instrument.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

As of December 31, 2013, the Funds did not hold any swap contracts.

25

Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2013, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Derivative instruments and hedging activities— The following table sets forth the fair value of the Fund’s derivative financial instruments by primary risk exposure as of December 31, 2013:

Fair Value of Derivative Investments
As of December 31, 2013
		Asset	Liability
		Derivatives	Derivatives
	Derivatives not accounted for as hedging	Unrealized	Unrealized
Fund	instruments under ASC 815	Appreciation	Depreciation
Flexible Income Fund	Forward-Foreign Currency Exchange Contracts	$196,273	$(25,639)

26

Notes to Portfolios of Investments (Unaudited) (Continued)

For the period ended December 31, 2013, the average quarterly balance of outstanding derivative financial instruments were as follow:

	Flexible	International
	Income	Value
	Fund	Fund
Equity contracts:
Rights - Average number of contracts	—	32,808
Interest rate contracts:
Futures - Average number of contracts	298	—
Foreign currency exchange contracts:
Average number of contracts	6	—
Average U.S. dollar amount purchased	$15,981,170	—
Average U.S. dollar amount sold	$1,943,339	—

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral value at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’custodian into an approved investment vehicle.

As of December 31, 2013, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Growth Opportunities Fund	$2,296,836	$2,341,733
Large Cap Growth Fund	76,692,275	78,017,438
Mid Cap Growth Fund	38,486,867	39,166,619
Focused Fund	73,288,886	74,561,876
Flexible Income Fund	7,043,918	7,192,795
International Value Fund	2,790,878	2,838,050
Small Cap Growth Fund	3,942,099	3,995,122
Small Company Value Fund	3,866,280	3,945,790

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. The Funds retain the interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

27

Notes to Portfolios of Investments (Unaudited) (Continued)

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2013, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Growth Opportunities Fund	$202,973,797	$65,899,188	$(431,882)	$65,467,306
Large Cap Growth Fund	838,396,454	218,869,496	(1,968,972)	216,900,524
Mid Cap Growth Fund	624,442,127	165,993,073	(544,958)	165,448,115
Focused Fund	850,818,873	179,282,790	(1,845,517)	177,437,273
Flexible Income Fund	244,648,590	8,508,273	(8,596,795)	(88,522)
International Value Fund	110,817,911	18,217,697	(3,785,412)	14,432,285
Small Cap Growth Fund	62,303,299	12,377,031	(754,709)	11,622,322
Small Company Value Fund	40,705,715	5,544,106	(424,043)	5,120,063

28

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/25/14

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	02/25/14

* Print the name and title of each signing officer under his or her signature.